FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2013
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS
22. FINANCIAL INSTRUMENTS

The principal financial assets of the Company consist of cash and cash equivalents, trade receivables and other assets. The principal financial liabilities of the Company consist of long-term bank loans, notes, accounts payable and accrued liabilities.

Fair Values

Derivative financial instruments are stated at their fair values. The carrying amounts of the following financial instruments approximate their fair values  due to their relatively short maturities: cash and cash equivalents and restricted cash accounts, trade and other receivables, trade and other payables. The fair values of long-term loans and notes are estimated by taking into consideration the Company’s creditworthiness and the market value of the underlying mortgage assets.

	Carrying amount	Fair Value	Carrying amount	Fair Value

	December 31, 2013		December 31, 2012
Assets
Cash and cash equivalents	$2,271	$2,271	$1,043	$1,043
Restricted cash	$31	$31	$1,342	$1,342
Trade receivables, net	$3,573	$3,573	$3,586	$3,586
Other receivables	$3,224	$3,224	$4,980	$4,980
Liabilities
Accounts payable, trade	$21,451	$21,451	$13,618	$13,618
Current portion of long-term debt	$60,306	$22,150	$78,739	$17,400
Convertible notes, net	$101,651	$101,651	$62,552	$62,552
Promissory notes payable	$-	$-	$11,000	$11,000
Share settled debt	$72,595	$72,595	$-	$-
Derivative financial instruments	$20,491	$20,491	$767	$767

Fair Value Hierarchy

The guidance on fair value prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value and expands disclosures about the use of fair value measurements.

The following tables present the Company’s assets and liabilities that are measured at fair value on a recurring and a non-recurring basis and are categorized using the fair value hierarchy. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value.

		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2012
Assets
Cash and cash equivalents	$1,043	$1,043	$-	$-
Restricted cash	$1,342	$1,342	$-	$-
Vessels	$4,755	$-	$4,755	$-
Liabilities
Current portion of long-term debt	$17,400	$-	$17,400	$-
Convertible notes, net	$62,552	$-	$62,552	$-
Promissory notes payable	$11,000	$-	$11,000	$-
Interest rate swaps	$767	$-	$767	$-
December 31, 2013
Assets
Cash and cash equivalents	$2,271	$2,271	$-	$-
Restricted cash	$31	$31	$-	$-
Liabilities
Current portion of long-term debt	$22,150	$-	$22,150	$-
Convertible notes, net	$101,651	$-	$101,651	$-
Share settled debt	$72,595	$-	$-	$72,595
Derivative financial instruments	$20,491	$-	$269	$20,222

The Company’s derivative instruments are valued using pricing models and the Company generally uses similar models to value similar instruments. Where possible, the Company verifies the values produced by its pricing models to market prices. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility, and correlations of such inputs. The Company’s derivatives in respect of swap agreements trade in liquid markets, and as such, model inputs can generally be verified and do not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy. The Company’s derivatives in respect of true-up clauses and anti-dilution provisions do not trade in liquid markets, and as such, model inputs cannot generally be verified and therefore involve significant management judgment. Such instruments are typically classified within Level 3 of the fair value hierarchy.

The Company’s assessment included its evaluation of the estimated fair market values for each vessel based on market transactions for which management assumes responsibility for all assumptions and judgments used, compared to the carrying value. Where possible, the Company’s valuations consider a number of factors that include a combination of last completed sales, present market candidates, buyers’ and sellers’ ideas of similar vessels and other information they may possess. Based on this, the Company makes an assessment of what the vessel is worth at a given time, assuming that the vessel is in good working order and its hull and machinery are in a condition to be expected of vessels of its age, size and type, that the vessel’s class is fully maintained and free from all conditions and the vessel is in sound seagoing condition, and that the vessel is undamaged, fully equipped, freely transferable and charter free. Such instruments are typically classified within Level 2 of the fair value hierarchy.

Derivative Financial Instruments

Interest Rate Swaps

The Company has entered into an interest rate swap agreement in order to hedge the interest expense arising from the Company’s Piraeus Bank Credit Facility detailed in (b) in Note 16. The interest rate swaps allow the Company to raise long-term borrowings at floating rates and swap them into effectively fixed rates. Under the interest rate swaps, the Company agrees with the counterparty to exchange, at specified intervals, the difference between a fixed rate and floating rate interest amount calculated by reference to the agreed notional amount.

Outstanding swap agreements involve both the risk of a counterparty not performing under the terms of the contract and the risk associated with changes in market value. The Company monitors its positions, the credit ratings of counterparties and the level of contracts it enters into with any one party. The counterparties to these contracts are major financial institutions. The Company has a policy of entering into contracts with counterparties that meet stringent qualifications.

The details of the Company’s swap agreement, is as follows:

						Fair Value
			Contract			As of	As of
	Value	Termination	Notional	Fixed	Floating	December 31,	December 31,
Interest rate swaps	Date	Date	Amount	Rate	Rate	2013	2012
Marfin Egnatia Bank	9/2/2009	9/2/2014	$37,400	4.08%	3-month LIBOR	$269	$767
						$269	$767

As of December 31, 2013 and 2012, the Company has defaulted on payments of interests on its swap agreement. As a result, the amounts of $269 and $767 are presented within current liabilities in the consolidated balance sheet.

The total fair value change of the interest rate swaps is reflected in interest expense within the consolidated statements of operations and comprehensive loss. These amounts were a gain of $498, $564 and $1,153 for the years ended December 31, 2013, 2012 and 2011, respectively and these are included in interest and finance expense of consolidated statements of operations and comprehensive loss. The related asset or liability is shown under derivative financial instruments in the balance sheet.

Share Settled True-Up Clauses

During 2013, in connection with the issuance of several convertible notes and account payable settlements, the Company granted the holders of certain convertible notes and the participants in a voluntary accounts payable share settlement, certain true-up or anti dilution rights. These rights require the Company to issue additional shares or cash, at the Company’s option, if the value of the shares received from conversion of the convertible notes or from the settlement of certain accounts payable, falls below the value of the shares on the date of issuance. These true-up clauses work as security price guarantees and are effectively written put options on the shares issued. The Company has fair valued these obligations using an American-style option pricing model that most appropriately reflects the term and conditions of the security price guarantees.

The true-up clause is accounted for as contingent consideration which represents an option of the holder of the option, to receive additional shares or cash if the Company’s share price on the date that the holder sell the shares received is less than the share price on the date the shares were issued. Because the sell date is variable, the option represents an American style option and should be valued as such. The assumptions utilized in the model included a minimum expected volatility of 183% and a maximum expected volatility of 208%. The risk-free interest rate was 0.13%. The true-up clause can be exercised when the shares issued for the settlement of the liability, are sold from the holder and the holders’ options end through a range from September 13, 2014 to December 15, 2023. The total change in fair value of derivatives is included in the consolidated statements of operations and comprehensive loss is loss of $220.

			Fair Value
		Contract	As of	As of
	Termination	Notional	December 31,	December 31,
Derivatives	Date	Amount	2013	2012

Vendors	October 2, 2015	$4,783	$3,360	$-
Vendors	December 26, 2014	2,500	1,638
Convertible Notes and Loans	December 23, 2014	500	200	-
Convertible Notes and Loans	December 27, 2014	350	232
Convertible Notes and Loans	December 1, 2023	3,051	3,018
Equity issuance related to VAG acquistion	September 13, 2014	5,875	4,860	-
Equity issuance related to VPP acquistion	December 9, 2014	10,000	6,914	-
		$27,059	$20,222	$-

Warrants

During fourth quarter of 2009 in connection with the issuance of the 7% Notes, the Company issued to the Investment Bank of Greece a six-year warrant to purchase up 926 common shares at an exercise price of $10,800 per share, with an expiration date of October 13, 2015, which resulted in $3,940 of debt issuance cost that was recorded as deferred issuance cost. During 2012 and upon conversion of the 7% Notes, the remaining unamortized amount of $1,860 was written off. The warrants qualified for equity classification.

During the fourth quarter of 2009, the Company also authorized the issuance to a third party of a six-year warrant to purchase 926 common shares at an exercise price of $10,800 per share, for advisory services provided in connection with the recapitalization. During 2010, the Company authorized the issuance to the third party of a ten-year warrant to purchase 250 common shares with a strike price of $1,350.00. During 2012, the Company authorized the issuance to the third party of a ten-year warrant to purchase 1,667 common shares for advisory services provided in connection with the Restructuring, with a strike price of $112.5 (provided however that the third party surrenders its existing 926 (six-year) and 250 (ten-year) issued warrants. The warrants qualified for equity classification. The new warrants were fair valued as of April 9, 2012 at $1,000. This warrant was exercised during January 2013 and a total of 1,378 common shares were issued.

On December 31, 2012, the Company authorized the issuance to the third party of a ten-year warrant to purchase 2,778 common shares for advisory services provided in connection with the Restructuring, with a strike price of $112.5. The warrants qualify for equity classification. The fair value of these warrants amounted to $509. On May 21, 2013, the Company and the third party mutually agreed to terminate the warrant agreement.

On January1, 2013 ( amended on June 30, 2013),the Company issued to a third party of a ten-year warrant to purchase common shares in exchange for $6,400 with an exercise price of $180. The fair value of $6,122 of 35,555 warrants has been calculated based on the Binomial options pricing model method. The Company used this model because the warrants are exercisable at for a period of up to 10 years. The assumptions utilized in the Binomial options pricing model for the warrants included a dividend yield of 0% and an expected volatility of 176%. The risk-free interest rate used was 1.78%.

On April 1, 2013, the Company issued to a third party of a ten-year warrant to purchase 8,622 common shares, with an exercise price of $5.22. On July 1, 2013 the Company issued to a third party of a ten-year warrant to purchase 18,000 common shares, with an exercise price of $2.52. On September 24, 2013, the warrants were exercised and the Company issued an aggregate of 24,467 common shares after the deduction of shares surrendered due to the selection of a cashless exercise according to the terms of the warrant agreement.

On May 16, 2013, the Company issued to a third party of a two-year warrant to purchase 3,704 common shares in exchange for $250, with an exercise price of $67.5. The new warrant was fair valued as of May 16, 2013 at $427. On December 27, 2013, the warrant has been cancelled and a new agreement for settlement with shares has been signed for the $250 payable to the third party.

On October 1, 2013, Company issued to a third party of a nine and half-year warrant to purchase 9,800,000 common shares, with an exercise price of $0.005. The new warrant was fair valued as of October 1, 2013 at $1,333. The fair value has been calculated based on the Binomial options pricing model method. The Company used this model because the warrants are exercisable at for a period of up to 9.5 years. The assumptions utilized in the Binomial options pricing model for the warrants included a dividend yield of 0% and an expected volatility of 180%. The risk-free interest rate used was 2.5%.

On December 10, 2013, Company issued to a member of board of director, as part of its annual compensation, a  ten-year warrant to purchase common shares in exchange for $217 with an exercise price of $0.10 per share. The new warrant was fair valued as of December 10, 2013 at $217.

On December 23, 2013, Company issued to a third party of a five-year warrant to purchase 7,407 common shares, with an exercise price of $17.5. The new warrant was fair valued as of December 23, 2013 at $93. The fair value has been calculated based on the Binomial options pricing model method. The Company used this model because the warrants are exercisable at for a period of up to 5 years. The assumptions utilized in the Binomial options pricing model for the warrants included a dividend yield of 0% and an expected volatility of 181%. The risk-free interest rate used was 1.68%.

On December 23, 2013, Company issued to a third party of a five-year warrant to purchase 3,704 common shares, with an exercise price of $22.5. The new warrant was fair valued as of December 23, 2013 at $46. The fair value has been calculated based on the Binomial options pricing model method. The Company used this model because the warrants are exercisable at for a period of up to 5 years. The assumptions utilized in the Binomial options pricing model for the warrants included a dividend yield of 0% and an expected volatility of 181%. The risk-free interest rate used was 1.68%.

Interest Rate Risk

Interest rate risk arises on bank borrowings. Considering its recent financial position, the Company monitors the interest rate on borrowings closely to ensure that the borrowings are maintained at favorable rates. The interest rates relating to the long-term loans are disclosed in Note 16, “Long-term Debt”.

Concentration of Credit Risk

The Company believes that no significant credit risk exists with respect to the Company’s cash due to the spread of this risk among various different banks. The Company is also exposed to credit risk in the event of non-performance by counterparties to derivative instruments. As of December 31, 2013, those derivative instruments are in the counterparties’ favor. Credit risk with respect to trade accounts receivable is reduced by the Company by chartering its vessels to established international charterers.

Cash deposits in excess of amounts covered by government - provided insurance are exposed to loss in the event of non-performance by financial institutions. The Company does maintain cash deposits in excess of government - provided insurance limits.